RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of amounts payable to stockholders, related parties and affiliates

	December 31,	March 31,
	2022	2022
	(Unaudited)
Jun Wang (Stockholder of the Company)*	$17,360	$18,886
Total due to a stockholder	17,360	18,886
Total due to a stockholder – discontinued operations	(17,360)	(18,886)
Total due to a stockholder – continuing operations	$—	$—

	December 31,	March 31,
	2022	2022
	(Unaudited)
Loan payable to a related party (i)	$114,425	$9,897
Others (ii)	2,812	1,785
Total due to related parties and affiliates	$117,237	$11,682
(i)	As of December 31, 2022 and March 31, 2022, the balances represented borrowings from Xi Wen, the CEO of the Company, of which, $114,425 and $9,897 are unsecured, interest free and due on demand, respectively.
(ii)	As of December 31, 2022 and March 31, 2022, the balances of $2,812 and $1,785, respectively, represented payables to Jinkailong, the Company’s equity investee company, for operational purposes.

	December 31,	March 31,
	2022	2022
	(Unaudited)
Lease I (i)	$27,519	$446,372
Lease II (ii)	112,268	69,534
Total Operating lease right-of-use assets - related parties	$139,787	$515,906

	December 31,	March 31,
	2022	2022
	(Unaudited)
Lease I (i)	$91,732	$246,516
Lease II (ii)	71,826	84,265
Total Operating lease liabilities, current - related parties	$163,558	$330,781

	December 31,	March 31,
	2022	2022
	(Unaudited)
Lease I (i)	$—	$211,953
Lease II (ii)	52,205	14,943
Total Operating lease liabilities, non-current - related parties	$52,205	$226,896
(i)

The Company entered into two office lease agreements with Hong Li, supervisor of Sichuan Senmiao, which were set to expire on January 1, 2020. On April 1, 2020, the two office leases were updated with a leasing term from April 1, 2020 to March 31, 2023. On March 1, 2021, the Company entered into an additional office lease which was set to expire on February 1, 2026. On April 1, 2021, the Company entered into another office lease which was set to expire on April 1, 2024. In October 2022, the Company terminated the leases signed on March 1, 2021 and April 1, 2021 as mentioned above.

(ii)

In November 2018, Hunan Ruixi entered into an office lease agreement with Hunan Dingchentai Investment Co., Ltd. (“Dingchentai”), a company where one of the Company’s independent directors serves as legal representative and general manager. The term of the lease agreement was from November 1, 2018 to October 31, 2023 and the rent was approximately $44,250 per year, payable on a quarterly basis. The original lease agreement with Dingchentai was terminated on July 1, 2019. The Company entered into another lease with Dingchentai on substantially similar terms on September 27, 2019, and a renewal lease contract was signed on June 2022 which extended the original lease to May 2025.

Due to a stockholder comprised of amounts payable to a stockholder named below and are unsecured, interest free and due on demand.

	March 31,	March 31,
	2022	2021
Jun Wang	$18,886	$48,795
Total due to a stockholder	18,886	48,795
Total due to a stockholder – discontinued operations	(18,886)	(48,795)
Total due to a stockholder – continuing operations	$—	$—

3)    Due to related parties and affiliates

	March 31,	March 31,
	2022	2021
Loan payable to related parties (i)	$9,897	$182,281
Others (ii)	1,785	170,546
Total due to related parties and affiliates	11,682	352,827
Total due to related parties and affiliates – discontinued operations	—	(269,918)
Total due to related parties and affiliates – continuing operations	$11,682	$82,909
(i)	As of March 31, 2022 and March 31, 2021, the balances represented borrowings from a related party, of which, $9,897 and $78,708 are unsecured, interest free and due on demand, respectively, from the Company’s continuing operations. In addition, as of March 31, 2021, the balances of $103,574 represented borrowings from two related parties, which are unsecured, interest free and due on demand, respectively, from the Company’s discontinued operations.
(ii)	As of March 31, 2022 and March 31, 2021, the balances of $1,785 and $4,201, respectively, represented payables to a related party for operational purposes from the Company’s continuing operations. In addition, as of March 31, 2021, the balances of $166,345 represented payables to four other related parties for operational purposes from the Company’s continuing operations. These balances are interest free and due on demand.